Borrowings Under Financing Arrangements - Summary of Group's Borrowings Under Financing Arrangements (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subordinated Borrowings [Abstract]
Current portion	¥ 64,140	¥ 14,577
Non-current portion	28,643	7,453
Line of credit	¥ 92,783	¥ 22,030